Interim condensed consolidated statement of profit or loss and other comprehensive income - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interim condensed consolidated statement of profit or loss and other comprehensive income
Revenue	€ 82,218	€ 67,773
Cost of sales	(57,398)	(25,222)
Gross profit	24,820	42,551
Other operating income and expenses	747
Administrative expenses	(26,930)	(13,112)
Operating (loss)/profit	(1,363)	29,439
Finance income	4,862	441
Finance costs	(2,229)	(291)
Profit before income tax	1,270	29,589
Income tax expense	(1,117)
Profit for the period	153	29,589
Profit for the period attributable to:
Equity holders of the parent	€ 153	€ 29,589
Earnings per share
Basic, profit for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.00	€ 0.15
Diluted, profit for the period attributable to ordinary equity holders of the parent (EUR per share)	€ 0.00	€ 0.15
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	€ 16,077
Cash flow hedges - changes in fair value	16,778	€ (3,467)
Cash flow hedges - interest recycled	(59)	(519)
Cash flow hedges - cost of hedging	6,184	(2,651)
Other comprehensive income after tax	38,980	(6,637)
Total comprehensive income for the period, net of tax	39,133	22,952
Total comprehensive income attributable to:
Equity holders of the parent	€ 39,133	€ 22,952